Income Tax (Details) - Schedule of reconciliation of federal income tax rate to the company’s effective tax rate	10 Months Ended
Dec. 31, 2020
Schedule of reconciliation of federal income tax rate to the company’s effective tax rate [Abstract]
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Change in valuation allowance	(24.00%)
Income tax provision	(3.00%)